SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF USEFUL LIVES OF PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	1 – 3 years

Furniture and fixtures	3 years

Motor vehicles	5 years

Leasehold improvements	Over the shorter of the lease term or estimated useful life

SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CLIENTS

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Revenue:
IPO Sponsorship services	4,500,000	400,000	—	—
FA and IFA services	7,105,000	11,730,000	10,665,000	1,370,241
Corporate services	200,000	—	—	—
CA services	1,987,030	654,230	864,000	111,007
	13,792,030	12,784,230	11,529,000	1,481,248

SCHEDULE OF REVENUE DISAGGREGATED BY TIMING OF REVENUE RECOGNITION

Revenue disaggregated by timing of revenue recognition for 2025, 2024 and 2023 is disclosed in the table below:

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Point in time	11,605,000	12,130,000	9,780,000	1,256,536
Over time	2,187,030	654,230	1,749,000	224,712
	13,792,030	12,784,230	11,529,000	1,481,248

SCHEDULE OF SIGNIFICANT REVENUE AND EXPENSE CATEGORIES IN OPERATING SEGMENT

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Revenue from customers	13,792,030	12,784,230	11,529,000	1,481,248
Staff costs	(9,715,985)	(15,221,050)	(13,268,065)	(1,704,684)
Other general and administrative expenses	(6,888,843)	(7,788,720)	(10,278,170)	(1,320,540)
Other segment income (expenses)	2,328,986	5,495,688	3,708,575	476,479
Net loss of single operating segment	(483,812)	(4,729,852)	(8,308,660)	(1,067,497)

SCHEDULE OF TOTAL OPERATING REVENUE

Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2023	2023	2024	2024	2025	2025	2025	2025
	HK$		HK$		HK$		US$
Customer A	1,600,000	11.6%	—	—	—	—	—	—
Customer B	1,400,000	10.2%	1,400,000	11.0%	—	—	—	—
Customer C	—	—	3,250,000	25.4%	—	—	—	—
Customer D	—	—	2,050,000	16.0%	—	—	—	—
Customer E	—	—	1,800,000	14.1%	—	—	—	—
Customer F	3,900,000	28.3%	—	—	—	—	—	—
Customer G	—	—	—	—	1,800,000	15.6%	231,264	15.6%
Customer H	—	—	—	—	1,800,000	15.6%	231,264	15.6%
Customer I	—	—	—	—	2,295,000	19.9%	294,862	19.9%
Customer J	—	—	—	—	1,200,000	10.4%	154,176	10.4%
	6,900,000	50.1%	8,500,000	66.5%	7,095,000	61.5%	911,566	61.5%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,		As of December 31,		As of December 31,		As of December 31,
	2023	2023	2024	2024	2025	2025	2025	2025
	HK$		HK$		HK$		US$
Customer A	842,496	36.6%	—	—	—	—	—	—
Customer B	819,940	35.6%	435,588	24.3%	—	—	—	—
Customer C	—	—	—	—	180,000	39.8%	23,126	39.8%
Customer D	—	—	—	—	79,927	17.7%	10,269	17.7%
Customer E	—	—	—	—	192,000	42.5%	24,669	42.5%
Customer F	—	—	800,000	44.6%	—	—	—	—
Customer G	—	—	180,000	10.0%	—	—	—	—

	1,662,436	72.2%	1,415,588	78.9%	451,927	100.0%	58,064	100.0%